Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Changes and Error Corrections [Abstract]
Basis of Consolidation

Basis of Consolidation

These Consolidated Financial Statements include the accounts of the Company and its wholly owned subsidiaries. Intercompany transactions and balances have been eliminated.

On August 31, 2015, Hydro One completed the spin-off of its subsidiary, Hydro One Brampton Networks Inc. (Hydro One Brampton) to the Province. See note 4 – Business Combinations. These Consolidated Financial Statements include the results of operations of Hydro One Brampton up to August 31, 2015.

In November 2015, Hydro One completed the spin-off of its subsidiaries, Hydro One Telecom Inc. (Hydro One Telecom) and Municipal Billing Services Inc. (MBSI). See note 4 – Business Combinations. These Consolidated Financial Statements include the results of operations of Hydro One Telecom and MBSI up to November 6, 2015.

Basis of Accounting

Basis of Accounting

These Consolidated Financial Statements are prepared and presented in accordance with United States (US) Generally Accepted Accounting Principles (GAAP) and in Canadian dollars.

Hydro One performed an evaluation of subsequent events through to February 11, 2016, the date these Consolidated Financial Statements were issued, to determine whether any events or transactions warranted recognition and disclosure in these Consolidated Financial Statements. See Note 28 – Subsequent Events.

Use of Management Estimates

Use of Management Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues, expenses, gains and losses during the reporting periods. Management evaluates these estimates on an ongoing basis based upon historical experience, current conditions, and assumptions believed to be reasonable at the time the assumptions are made, with any adjustments being recognized in results of operations in the period they arise. Significant estimates relate to regulatory assets and regulatory liabilities, environmental liabilities, pension benefits, post-retirement and post-employment benefits, asset retirement obligations, goodwill and asset impairments, contingencies, unbilled revenues, allowance for doubtful accounts, derivative instruments, and deferred income tax assets and liabilities. Actual results may differ significantly from these estimates.

Rate Setting

Rate Setting

The Company’s Transmission Business consists of the transmission business of Hydro One Networks, as well as its 66% interest in B2M Limited Partnership (B2M LP). The Company’s Distribution Business consists of the distribution businesses of Hydro One Networks, Haldimand County Utilities Inc. (Haldimand Hydro), Hydro One Remote Communities Inc. (Hydro One Remote Communities), and Woodstock Hydro Holdings Inc. (Woodstock Hydro).

The Ontario Energy Board (OEB) has approved the use of US GAAP for rate setting and regulatory accounting and reporting by Hydro One Networks’ transmission and distribution businesses, as well as by Hydro One Remote Communities.

Transmission

On January 8, 2015, pursuant to an application filed with the OEB, the OEB approved the 2015 Hydro One transmission rates revenue requirement, excluding the B2M LP revenue requirement, of $1,477 million.

On June 30, 2015, B2M LP updated its application (originally filed March 30, 2015) with the OEB for 2015-2019 transmission rates, requesting approval of revenue requirement of $39 million, $36 million, $37 million, $38 million and $37 million for the respective years. On December 29, 2015, the OEB issued a Decision and Order approving the 2015-2019 rates revenue requirement, and on January 14, 2016, the OEB approved the B2M LP revenue requirement recovery through the 2016 Uniform Transmission Rates, and the establishment of a deferral account to capture costs of Tax Rate and Rule changes.

Distribution

On March 12, 2015, the OEB issued a Decision and Rate Order approving a revenue requirement of $1,326 million for 2015, $1,430 million for 2016 and $1,486 million for 2017. The revenue requirements for 2016 and 2017 are estimates that may change based on 2016 and 2017 Rate Orders. On April 23, 2015, the Final Rate Order for 2015 rates was approved by the OEB.

On September 24, 2014, Hydro One Remote Communities filed an Incentive Regulation Mechanism application with the OEB for 2015 rates, seeking approval for increased base rates for the distribution and generation of electricity of 1.7%. On March 19, 2015, the OEB approved an increase of approximately 1.6% to basic rates for the distribution and generation of electricity, with an effective date of May 1, 2015.

Regulatory Accounting

Regulatory Accounting

The OEB has the general power to include or exclude revenues, costs, gains or losses in the rates of a specific period, resulting in a change in the timing of accounting recognition from that which would have been applied in an unregulated company. Such change in timing involves the application of rate-regulated accounting, giving rise to the recognition of regulatory assets and liabilities. The Company’s regulatory assets represent certain amounts receivable from future customers and costs that have been deferred for accounting purposes because it is probable that they will be recovered in future rates. In addition, the Company has recorded regulatory liabilities that generally represent amounts that are refundable to future customers. The Company continually assesses the likelihood of recovery of each of its regulatory assets and continues to believe that it is probable that the OEB will factor its regulatory assets and liabilities into the setting of future rates. If, at some future date, the Company judges that it is no longer probable that the OEB will include a regulatory asset or liability in setting future rates, the appropriate carrying amount will be reflected in results of operations in the period that the assessment is made.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents include cash and short-term investments with an original maturity of three months or less.
Revenue Recognition

Revenue Recognition

Transmission revenues are collected through OEB-approved rates, which are based on an approved revenue requirement that includes a rate of return. Such revenue is recognized as electricity is transmitted and delivered to customers.

Distribution revenues attributable to the delivery of electricity are based on OEB-approved distribution rates and are recognized on an accrual basis and include billed and unbilled revenues. Billed revenues are based on electricity delivered as measured from customer meters. Unbilled revenues are based on an estimate of electricity delivered determined by historical trends of consumption and are estimated at the end of each month. The unbilled revenue estimate is affected by energy consumption, weather, and changes in the composition of customer classes.

Distribution revenue also includes an amount relating to rate protection for rural, residential and remote customers, which is received from the Independent Electricity System Operator (IESO) based on a standardized customer rate that is approved by the OEB.

Revenues also include amounts related to sales of other services and equipment. Such revenue is recognized as services are rendered or as equipment is delivered.

Revenues are recorded net of indirect taxes.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

Billed accounts receivable are recorded at the invoiced amount, net of allowance for doubtful accounts. Unbilled accounts receivable are recorded at their estimated value. Overdue amounts related to regulated billings bear interest at OEB-approved rates. The allowance for doubtful accounts reflects the Company’s best estimate of losses on billed accounts receivable balances. The Company estimates the allowance for doubtful accounts on customer receivables by applying internally developed loss rates to the outstanding receivable balances by aging category. Loss rates applied to the accounts receivable balances are based on historical overdue balances, customer payments and write-offs. Accounts receivable are written-off against the allowance when they are deemed uncollectible. The existing allowance for doubtful accounts will continue to be affected by changes in volume, prices and economic conditions.

Noncontrolling interest

Noncontrolling interest

Noncontrolling interest represents the portion of equity ownership in subsidiaries that is not attributable to shareholders of Hydro One. Noncontrolling interest is initially recorded at fair value and subsequently the amount is adjusted for the proportionate share of net income (loss) and other comprehensive income (loss) attributable to the noncontrolling interest and any dividends or distributions paid to the noncontrolling interest.

If a transaction results in the acquisition of all, or part, of a noncontrolling interest in a subsidiary, the acquisition of the noncontrolling interest is accounted for as an equity transaction. No gain or loss is recognized in consolidated net income or comprehensive income as a result of changes in the noncontrolling interest, unless a change results in the loss of control by the Company.

Corporate Income Taxes

Income Taxes

By virtue of being wholly owned by the Province, Hydro One was exempt from tax under the Income Tax Act (Canada) and the Taxation Act, 2007 (Ontario) (Federal Tax Regime). However, under the Electricity Act, Hydro One was required to make payments in lieu of tax (PILs) to the Ontario Electricity Financial Corporation (OEFC) (PILs Regime). The PILs were, in general, based on the amount of tax that Hydro One would otherwise be liable to pay under the Federal Tax Regime if it was not exempt from taxes under those statutes.

In connection with the IPO of Hydro One Limited, Hydro One’s exemption from tax under the Federal Tax Regime ceased to apply. Upon exiting the PILs Regime, Hydro One is required to make corporate income tax payments to the Canada Revenue Agency (CRA) under the Federal Tax Regime.

Current and deferred income taxes are computed based on the tax rates and tax laws enacted as at the balance sheet date. Tax benefits associated with income tax positions taken, or expected to be taken, in a tax return are recorded only when the “more-likely-than-not” recognition threshold is satisfied and are measured at the largest amount of benefit that has a greater than 50% likelihood of being realized upon settlement. Management evaluates each position based solely on the technical merits and facts and circumstances of the position, assuming the position will be examined by a taxing authority having full knowledge of all relevant information. Significant management judgment is required to determine recognition thresholds and the related amount of tax benefits to be recognized in the Consolidated Financial Statements. Management re-evaluates tax positions each period in which new information about recognition or measurement becomes available.

Deferred Income Taxes

Deferred income taxes are provided for using the liability method. Deferred income taxes are recognized based on the estimated future tax consequences attributable to temporary differences between the carrying amount of assets and liabilities in the Consolidated Financial Statements and their corresponding tax bases.

Deferred income tax liabilities are generally recognized on all taxable temporary differences. Deferred tax assets are recognized to the extent that it is more-likely-than-not that these assets will be realized from taxable income available against which deductible temporary differences can be utilized.

Deferred income taxes are calculated at the tax rates that are expected to apply in the period when the liability is settled or the asset is realized, based on the tax rates and tax laws that have been enacted as at the balance sheet date. Deferred income taxes that are not included in the rate-setting process are charged or credited to the Consolidated Statements of Operations and Comprehensive Income.

If management determines that it is more-likely-than-not that some or all of a deferred income tax asset will not be realized, a valuation allowance is recorded against the deferred income tax asset to report the net balance at the amount expected to be realized. Previously unrecognized deferred income tax assets are reassessed at each balance sheet date and are recognized to the extent that it has become more-likely-than-not that the tax benefit will be realized.

The Company records regulatory assets and liabilities associated with deferred income taxes that will be included in the rate-setting process.

The Company uses the flow-through method to account for investment tax credits (ITCs) earned on eligible scientific research and experimental development expenditures, and apprenticeship job creation. Under this method, only non-refundable ITCs are recognized as a reduction to income tax expense.

Materials and Supplies

Materials and Supplies

Materials and supplies represent consumables, small spare parts and construction materials held for internal construction and maintenance of property, plant and equipment. These assets are carried at average cost less any impairments recorded.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment is recorded at original cost, net of customer contributions, and any accumulated impairment losses. The cost of additions, including betterments and replacement asset components, is included on the Consolidated Balance Sheets as property, plant and equipment.

The original cost of property, plant and equipment includes direct materials, direct labour (including employee benefits), contracted services, attributable capitalized financing costs, asset retirement costs, and direct and indirect overheads that are related to the capital project or program. Indirect overheads include a portion of corporate costs such as finance, treasury, human resources, information technology and executive costs. Overhead costs, including corporate functions and field services costs, are capitalized on a fully allocated basis, consistent with an OEB-approved methodology.

Property, plant and equipment in service consists of transmission, distribution, communication, administration and service assets and land easements. Property, plant and equipment also includes future use assets, such as land, major components and spare parts, and capitalized project development costs associated with deferred capital projects.

Transmission

Transmission assets include assets used for the transmission of high-voltage electricity, such as transmission lines, support structures, foundations, insulators, connecting hardware and grounding systems, and assets used to step up the voltage of electricity from generating stations for transmission and to step down voltages for distribution, including transformers, circuit breakers and switches.

Distribution

Distribution assets include assets related to the distribution of low-voltage electricity, including lines, poles, switches, transformers, protective devices and metering systems.

Communication

Communication assets include fibre optic and microwave radio systems, optical ground wire, towers, telephone equipment and associated buildings.

Administration and Service

Administration and service assets include administrative buildings, personal computers, transport and work equipment, tools and other minor assets.

Easements

Easements include statutory rights of use for transmission corridors and abutting lands granted under the Reliable Energy and Consumer Protection Act, 2002, as well as other land access rights.

Intangible Assets

Intangible Assets

Intangible assets separately acquired or internally developed are measured on initial recognition at cost, which comprises purchased software, direct labour (including employee benefits), consulting, engineering, overheads and attributable capitalized financing charges. Following initial recognition, intangible assets are carried at cost, net of any accumulated amortization and accumulated impairment losses. The Company’s intangible assets primarily represent major computer applications.

Capitalized Financing Costs

Capitalized Financing Costs

Capitalized financing costs represent interest costs attributable to the construction of property, plant and equipment or development of intangible assets. The financing cost of attributable borrowed funds is capitalized as part of the acquisition cost of such assets. The capitalized financing costs are a reduction of financing charges recognized in the Consolidated Statements of Operations and Comprehensive Income. Capitalized financing costs are calculated using the Company’s weighted average effective cost of debt.

Construction and Development in Progress

Construction and Development in Progress

Construction and development in progress consists of the capitalized cost of constructed assets that are not yet complete and which have not yet been placed in service.

Depreciation and Amortization

Depreciation and Amortization

The cost of property, plant and equipment and intangible assets is depreciated or amortized on a straight-line basis based on the estimated remaining service life of each asset category, except for transport and work equipment, which is depreciated on a declining balance basis.

The Company periodically initiates an external independent review of its property, plant and equipment and intangible asset depreciation and amortization rates, as required by the OEB. Any changes arising from OEB approval of such a review are implemented on a remaining service life basis, consistent with their inclusion in electricity rates. The last review resulted in changes to rates effective January 1, 2015. A summary of average service lives and depreciation and amortization rates for the various classes of assets is included below:

		Rate
	Average Service Life	Range	Average
Transmission	56 years	1% – 2%	2%
Distribution	46 years	1% – 7%	2%
Communication	16 years	1% – 15%	6%
Administration and service	18 years	1% –20%	6%

The cost of intangible assets is included primarily within the administration and service classification above. Amortization rate for computer applications software and other intangible assets is 10%.

In accordance with group depreciation practices, the original cost of property, plant and equipment, or major components thereof, and intangible assets that are normally retired, is charged to accumulated depreciation, with no gain or loss being reflected in results of operations. Where a disposition of property, plant and equipment occurs through sale, a gain or loss is calculated based on proceeds and such gain or loss is included in depreciation expense. Depreciation expense also includes the costs incurred to remove property, plant and equipment where no asset retirement obligations have been recorded.

Goodwill

Goodwill

Goodwill represents the cost of acquired local distribution companies that is in excess of the fair value of the net identifiable assets acquired at the acquisition date. Goodwill is not included in rate base.

Goodwill is evaluated for impairment on an annual basis, or more frequently if circumstances require. The Company performs a qualitative assessment to determine whether it is more-likely-than-not that the fair value of the applicable reporting unit is less than its carrying amount. If the Company determines, as a result of its qualitative assessment, that it is not more-likely-than-not that the fair value of the applicable reporting unit is less than its carrying amount, no further testing is required. If the Company determines, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of the applicable reporting unit is less than its carrying amount, a goodwill impairment assessment is performed using a two-step, fair value-based test. The first step compares the fair value of the applicable reporting unit to its carrying amount, including goodwill. If the carrying amount of the applicable reporting unit exceeds its fair value, a second step is performed. The second step requires an allocation of fair value to the individual assets and liabilities using purchase price allocation in order to determine the implied fair value of goodwill. If the implied fair value of goodwill is less than the carrying amount, an impairment loss is recorded as a reduction to goodwill and as a charge to results of operations.

For the year ended December 31, 2015, based on the qualitative assessment performed as at September 30, 2015, the Company has determined that it is not more-likely-than-not that the fair value of each applicable reporting unit assessed is less than its carrying amount. As a result, no further testing was performed, and the Company has concluded that goodwill was not impaired at December 31, 2015.

Long-Lived Asset Impairment

Long-Lived Asset Impairment

When circumstances indicate the carrying value of long-lived assets may not be recoverable, the Company evaluates whether the carrying value of such assets, excluding goodwill, has been impaired. For such long-lived assets, the Company evaluates whether impairment may exist by estimating future estimated undiscounted cash flows expected to result from the use and eventual disposition of the asset. When alternative courses of action to recover the carrying amount of a long-lived asset are under consideration, a probability-weighted approach is used to develop estimates of future undiscounted cash flows. If the carrying value of the long-lived asset is not recoverable based on the estimated future undiscounted cash flows, an impairment loss is recorded, measured as the excess of the carrying value of the asset over its fair value. As a result, the asset’s carrying value is adjusted to its estimated fair value.

Within its regulated business, the carrying costs of most of Hydro One’s long-lived assets are included in rate base where they earn an OEB-approved rate of return. Asset carrying values and the related return are recovered through approved rates. As a result, such assets are only tested for impairment in the event that the OEB disallows recovery, in whole or in part, or if such a disallowance is judged to be probable.

Hydro One regularly monitored the assets of its unregulated Hydro One Telecom subsidiary prior to spin-off for indications of impairment. Management assessed the fair value of such long-lived assets using commonly accepted techniques, which included but were not limited to, the use of recent third party comparable sales for reference and internally developed discounted cash flow analysis. Significant changes in market conditions, changes to the condition of an asset, or a change in management’s intent to utilize the asset was generally viewed by management as triggering events to reassess the cash flows related to these long-lived assets. As at December 31, 2015 and 2014, no asset impairment had been recorded for assets within either the Company’s regulated or unregulated businesses.

Costs of Arranging Debt Financing

Costs of Arranging Debt Financing

For financial liabilities classified as other than held-for-trading, the Company defers the external transaction costs related to obtaining debt financing and presents such amounts as deferred debt issuance costs on the Consolidated Balance Sheets. Deferred debt issuance costs are amortized over the contractual life of the related debt on an effective-interest basis and the amortization is included within financing charges in the Consolidated Statements of Operations and Comprehensive Income. Transaction costs for items classified as held-for-trading are expensed immediately.

Comprehensive Income

Comprehensive Income

Comprehensive income is comprised of net income and other comprehensive income (OCI). Hydro One presents net income and OCI in a single continuous Consolidated Statement of Operations and Comprehensive Income.

Financial Assets and Liabilities

Financial Assets and Liabilities

All financial assets and liabilities are classified into one of the following five categories: held-to-maturity; loans and receivables; held-for-trading; other liabilities; or available-for-sale. Financial assets and liabilities classified as held-for-trading are measured at fair value. All other financial assets and liabilities are measured at amortized cost, except accounts receivable and amounts due from related parties, which are measured at the lower of cost or fair value. Accounts receivable and amounts due from related parties are classified as loans and receivables. The Company considers the carrying amounts of accounts receivable and amounts due from related parties to be reasonable estimates of fair value because of the short time to maturity of these instruments. Provisions for impaired accounts receivable are recognized as adjustments to the allowance for doubtful accounts and are recognized when there is objective evidence that the Company will not be able to collect amounts according to the original terms. All financial instrument transactions are recorded at trade date.

Derivative instruments are measured at fair value. Gains and losses from fair valuation are included within financing charges in the period in which they arise. The Company determines the classification of its financial assets and liabilities at the date of initial recognition. The Company designates certain of its financial assets and liabilities to be held at fair value, when it is consistent with the Company’s risk management policy disclosed in Note 13 – Fair Value of Financial Instruments and Risk Management.

Derivative Instruments and Hedge Accounting

Derivative Instruments and Hedge Accounting

The Company closely monitors the risks associated with changes in interest rates on its operations and, where appropriate, uses various instruments to hedge these risks. Certain of these derivative instruments qualify for hedge accounting and are designated as accounting hedges, while others either do not qualify as hedges or have not been designated as hedges (hereinafter referred to as undesignated contracts) as they are part of economic hedging relationships.

The accounting guidance for derivative instruments requires the recognition of all derivative instruments not identified as meeting the normal purchase and sale exemption as either assets or liabilities recorded at fair value on the Consolidated Balance Sheets. For derivative instruments that qualify for hedge accounting, the Company may elect to designate such derivative instruments as either cash flow hedges or fair value hedges. The Company offsets fair value amounts recognized on its Consolidated Balance Sheets related to derivative instruments executed with the same counterparty under the same master netting agreement.

For derivative instruments that qualify for hedge accounting and which are designated as cash flow hedges, the effective portion of any gain or loss, net of tax, is reported as a component of accumulated OCI (AOCI) and is reclassified to results of operations in the same period or periods during which the hedged transaction affects results of operations. Any gains or losses on the derivative instrument that represent either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in results of operations. For fair value hedges, changes in fair value of both the derivative instrument and the underlying hedged exposure are recognized in the Consolidated Statements of Operations and Comprehensive Income in the current period. The gain or loss on the derivative instrument is included in the same line item as the offsetting gain or loss on the hedged item in the Consolidated Statements of Operations and Comprehensive Income. Additionally, the Company enters into derivative agreements that are economic hedges which either do not qualify for hedge accounting or have not been designated as hedges. The changes in fair value of these undesignated derivative instruments are reflected in results of operations.

Embedded derivative instruments are separated from their host contracts and carried at fair value on the Consolidated Balance Sheets when: (a) the economic characteristics and risks of the embedded derivative are not clearly and closely related to the economic characteristics and risks of the host contract; (b) the hybrid instrument is not measured at fair value, with changes in fair value recognized in results of operations each period; and (c) the embedded derivative itself meets the definition of a derivative. The Company does not engage in derivative trading or speculative activities and had no embedded derivatives at December 31, 2015 or 2014.

Hydro One periodically develops hedging strategies taking into account risk management objectives. At the inception of a hedging relationship where the Company has elected to apply hedge accounting, Hydro One formally documents the relationship between the hedged item and the hedging instrument, the related risk management objective, the nature of the specific risk exposure being hedged, and the method for assessing the effectiveness of the hedging relationship. The Company also assesses, both at the inception of the hedge and on a quarterly basis, whether the hedging instruments are effective in offsetting changes in fair values or cash flows of the hedged items.

Employee Future Benefits

Employee Future Benefits

Employee future benefits provided by Hydro One include pension, post-retirement and post-employment benefits. The costs of the Company’s pension, post-retirement and post-employment benefit plans are recorded over the periods during which employees render service.

The Company recognizes the funded status of its defined benefit pension, post-retirement and post-employment plans on its Consolidated Balance Sheets and subsequently recognizes the changes in funded status at the end of each reporting year. Defined benefit pension, post-retirement and post-employment plans are considered to be underfunded when the projected benefit obligation exceeds the fair value of the plan assets. Liabilities are recognized on the Consolidated Balance Sheets for any net underfunded projected benefit obligation. The net underfunded projected benefit obligation may be disclosed as a current liability, long-term liability, or both. The current portion is the amount by which the actuarial present value of benefits included in the benefit obligation payable in the next 12 months exceeds the fair value of plan assets. If the fair value of plan assets exceeds the projected benefit obligation of the plan, an asset is recognized equal to the net overfunded projected benefit obligation. The post-retirement and post-employment benefit plans are unfunded because there are no related plan assets.

Pension benefits

Pension costs are recorded on an accrual basis for financial reporting purposes. Pension costs are actuarially determined using the projected benefit method prorated on service and are based on assumptions that reflect management’s best estimate of the effect of future events, including future compensation increases. Past service costs from plan amendments and all actuarial gains and losses are amortized on a straight-line basis over the expected average remaining service period of active employees in the plan, and over the estimated remaining life expectancy of inactive employees in the plan. Pension plan assets, consisting primarily of listed equity securities as well as corporate and government debt securities, are fair valued at the end of each year. Hydro One records a regulatory asset equal to the net underfunded projected benefit obligation for its pension plan.

Post-retirement and post-employment benefits

Post-retirement and post-employment benefits are recorded and included in rates on an accrual basis. Costs are determined by independent actuaries using the projected benefit method prorated on service and based on assumptions that reflect management’s best estimates. Past service costs from plan amendments are amortized to results of operations based on the expected average remaining service period. Hydro One records a regulatory asset equal to the incremental net unfunded projected benefit obligation for post-retirement and post-employment plans recorded at each year end based on annual actuarial reports.

For post-retirement benefits, all actuarial gains or losses are deferred using the “corridor” approach. The amount calculated above the “corridor” is amortized to results of operations on a straight-line basis over the expected average remaining service life of active employees in the plan and over the remaining life expectancy of inactive employees in the plan. The post-retirement benefit obligation is remeasured to its fair value at each year end based on an annual actuarial report, with an offset to the associated regulatory asset, to the extent of the remeasurement adjustment.

For post-employment obligations, the associated regulatory liabilities representing actuarial gains on transition to US GAAP are amortized to results of operations based on the “corridor” approach. Post transition, the actuarial gains and losses on post-employment obligations that are incurred during the year are recognized immediately to results of operations. The post-employment benefit obligation is remeasured to its fair value at each year end based on an annual actuarial report, with an offset to the associated regulatory asset, to the extent of the remeasurement adjustment.

All post-retirement and post-employment future benefit costs are attributed to labour and are either charged to results of operations or capitalized as part of the cost of property, plant and equipment and intangible assets.

Multiemployer Pension Plan

Multiemployer Pension Plan

Former employees of Haldimand Hydro and Woodstock Hydro participate in the Ontario Municipal Employees Retirement System Fund (OMERS Plan), a multiemployer, contributory, defined benefit public sector pension fund. Former employees of Norfolk Power Inc. (Norfolk Power) ceased to contribute to the OMERS Plan upon integration of Norfolk Power into Hydro One Networks in September 2015. These employees are now included in Hydro One’s defined benefit pension plan. OMERS Plan provides retirement pension payments based on members’ length of service and salary. Both the participating employers and members are required to make plan contributions. The OMERS Plan assets are pooled together to provide benefits to all plan participants and the plan assets are not segregated by member entity. The OMERS Plan is registered with the Financial Services Commission of Ontario under Registration #0345983.

The OMERS Plan is accounted for as a defined contribution plan by Hydro One because it is not practicable to determine the present value of the Company’s obligation, the fair value of plan assets or the related current service cost applicable to employees of Haldimand Hydro and Woodstock Hydro. Hydro One recognizes its contributions to the OMERS Plan as pension expense, with a portion being capitalized. The expensed amount is included in operation, maintenance and administration costs in the Consolidated Statements of Operations and Comprehensive Income.

Stock-Based Compensation

Stock-Based Compensation

Hydro One measures share grant plans based on fair value of share grants as estimated based on the grant date Hydro One Limited share price. The costs are recognized in the financial statements using the graded-vesting attribution method for share grant plans that have both a performance condition and a service condition. The Company records a regulatory asset equal to the accrued costs of share grant plans recognized in each period, as management considers it to be probable that such costs will be recovered in the future through the rate-setting process.

The Company also records the liabilities associated with its Directors’ Deferred Share Unit (DSU) Plan at fair value at each reporting date until settlement, recognizing compensation expense over the vesting period on a straight-line basis. The fair value of the DSU liability is based on Hydro One Limited’s common share closing price at the end of each reporting period.

Loss Contingencies

Loss Contingencies

Hydro One is involved in certain legal and environmental matters that arise in the normal course of business. In the preparation of its Consolidated Financial Statements, management makes judgments regarding the future outcome of contingent events and records a loss for a contingency based on its best estimate when it is determined that such loss is probable and the amount of the loss can be reasonably estimated. Where the loss amount is recoverable in future rates, a regulatory asset is also recorded. When a range estimate for the probable loss exists and no amount within the range is a better estimate than any other amount, the Company records a loss at the minimum amount within the range.

Management regularly reviews current information available to determine whether recorded provisions should be adjusted and whether new provisions are required. Estimating probable losses may require analysis of multiple forecasts and scenarios that often depend on judgments about potential actions by third parties, such as federal, provincial and local courts or regulators. Contingent liabilities are often resolved over long periods of time. Amounts recorded in the Consolidated Financial Statements may differ from the actual outcome once the contingency is resolved. Such differences could have a material impact on future results of operations, financial position and cash flows of the Company.

Provisions are based upon current estimates and are subject to greater uncertainty where the projection period is lengthy. A significant upward or downward trend in the number of claims filed, the nature of the alleged injuries, and the average cost of resolving each claim could change the estimated provision, as could any substantial adverse or favourable verdict at trial. A federal or provincial legislative outcome or structured settlement could also change the estimated liability. Legal fees are expensed as incurred.

Environmental Liabilities

Environmental Liabilities

Environmental liabilities are recorded in respect of past contamination when it is determined that future environmental remediation expenditures are probable under existing statute or regulation and the amount of the future expenditures can be reasonably estimated. Hydro One records a liability for the estimated future expenditures associated with contaminated land assessment and remediation and for the phase-out and destruction of polychlorinated biphenyl (PCB)-contaminated mineral oil removed from electrical equipment, based on the present value of these estimated future expenditures. The Company determines the present value with a discount rate equal to its credit-adjusted risk-free interest rate on financial instruments with comparable maturities to the pattern of future environmental expenditures. As the Company anticipates that the future expenditures will continue to be recoverable in future rates, an offsetting regulatory asset has been recorded to reflect the future recovery of these environmental expenditures from customers. Hydro One reviews its estimates of future environmental expenditures annually, or more frequently if there are indications that circumstances have changed.

Asset Retirement Obligations

Asset Retirement Obligations

Asset retirement obligations are recorded for legal obligations associated with the future removal and disposal of long-lived assets. Such obligations may result from the acquisition, construction, development and/or normal use of the asset. Conditional asset retirement obligations are recorded when there is a legal obligation to perform a future asset retirement activity but where the timing and/or method of settlement are conditional on a future event that may or may not be within the control of the Company. In such a case, the obligation to perform the asset retirement activity is unconditional even though uncertainty exists about the timing and/or method of settlement.

When recording an asset retirement obligation, the present value of the estimated future expenditures required to complete the asset retirement activity is recorded in the period in which the obligation is incurred, if a reasonable estimate can be made. In general, the present value of the estimated future expenditures is added to the carrying amount of the associated asset and the resulting asset retirement cost is depreciated over the estimated useful life of the asset. Where an asset is no longer in service when an asset retirement obligation is recorded, the asset retirement cost is recorded in results of operations.

Some of the Company’s transmission and distribution assets, particularly those located on unowned easements and rights-of-way, may have asset retirement obligations, conditional or otherwise. The majority of the Company’s easements and rights-of-way are either of perpetual duration or are automatically renewed annually. Land rights with finite terms are generally subject to extension or renewal. As the Company expects to use the majority of its facilities in perpetuity, no asset retirement obligations currently exist for these assets. If, at some future date, a particular facility is shown not to meet the perpetuity assumption, it will be reviewed to determine whether an estimable asset retirement obligation exists. In such a case, an asset retirement obligation would be recorded at that time.

The Company’s asset retirement obligations recorded to date relate to estimated future expenditures associated with the removal and disposal of asbestos-containing materials installed in some of its facilities and with the decommissioning of specific switching stations located on unowned sites.

New Accounting Pronouncements

Recent Accounting Guidance Not Yet Adopted

In January 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2015-01, Income Statement – Extraordinary and Unusual Items (Subtopic 225-20): Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items. This ASU eliminates the requirements for reporting entities to consider whether an underlying event or transaction is extraordinary and to show the item separately in the income statement. This ASU is effective for fiscal years, and interim periods within these years, beginning after December 15, 2015. The adoption of this ASU is not anticipated to have an impact on the Company’s consolidated financial statements.

In February 2015, the FASB issued ASU 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis. This ASU provides guidance about the analysis that a reporting entity must perform to determine whether it should consolidate certain types of legal entities. This ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2015. The adoption of this ASU is not anticipated to have an impact on the Company’s consolidated financial statements.

In April 2015, the FASB issued ASU 2015-03, Interest – Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs. This ASU requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability. The recognition and measurement guidance for debt issuance costs are not affected. This ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2015. Upon adoption of this ASU in the first quarter of 2016, the Company’s deferred debt issuance costs that are currently presented under other long-term assets will be reclassified as a deduction from the carrying amount of long-term debt.

In April 2015, the FASB issued ASU 2015-04, Compensation – Retirement Benefits (Topic 715): Practical Expedient for the Measurement Date of an Employer’s Defined Benefit Obligation and Plan Assets. This ASU permits an entity with a fiscal year-end that does not coincide with a month-end and an entity that has a significant event in an interim period that calls for a remeasurement of defined benefit plan assets and obligations to measure the defined benefit plan assets and obligations using the month-end that is closest to the entity’s fiscal year-end. This ASU is effective for fiscal years, and interim periods within these years, beginning after December 15, 2015. The adoption of this ASU is not anticipated to have an impact on the Company’s consolidated financial statements.

In April 2015, the FASB issued ASU 2015-05, Intangibles – Goodwill and Other – Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement. This ASU provides guidance to customers about whether a cloud computing arrangement includes a software license, as well as the related accounting for the arrangement. This ASU is effective for fiscal years, and interim periods within these years, beginning after December 15, 2015. The Company is currently assessing the impact of adoption of this ASU on its consolidated financial statements.

In August 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date. This ASU defers by one year the effective date of ASU 2014-09, Revenue from Contracts with Customers (Topic 606) issued by the FASB in May 2014. ASU 2014-09 provides guidance on revenue recognition that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. The guidance in ASU 2014-09 is now effective for fiscal years, and interim periods within those years, beginning after December 15, 2017. The Company is currently assessing the impact of adoption of ASU 2014-09 on its consolidated financial statements.

In September 2015, the FASB issued ASU 2015-16, Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments. The amendments in this ASU require that an acquirer recognize adjustments to provisional amounts that are identified during the measurement period of a business combination in the reporting period in which the adjustment amounts are determined. The amendments in this update require that the acquirer to present separately on the face of the income statement or disclose in the notes the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date. This ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2015. Upon adoption of this ASU in the first quarter of 2016, the Company will apply the guidance in this ASU to future measurement adjustments related to business combinations, as applicable.

In November 2015, the FASB issued ASU 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes. The amendments in this ASU require that all deferred tax assets and liabilities be classified as noncurrent on the balance sheet. This ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2016. Upon adoption of this ASU in the first quarter of 2017, the current portions of the Company’s deferred income tax assets and liabilities will be reclassified as noncurrent assets and liabilities on the consolidated Balance Sheets.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. This ASU requires equity investments to be measured at fair value with changes in fair value recognized in net income, and requires enhanced disclosures and presentation of financial assets and liabilities in the financial statements. This ASU also simplifies the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment. This ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2017. The Company is currently assessing the impact of adoption of this ASU on its consolidated financial statements.